Statement of Stockholder's Equity (Deficit) (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Stock owed but not issued [Member]	Accumulated Deficit [Member]	Accumulated Comprehensive (Loss) [Member]	Total
Beginning Balance at Dec. 31, 2010	$ 27,061	$ 6,348,559	$ 543	$ (7,740,391)	$ (8,114)	$ (1,372,342)
Beginning Balance (Shares) at Dec. 31, 2010	27,060,561
Shares issued that were owed	543		(543)
Shares issued that were owed (Shares)	542,856
Shares issued for compensation	600	305,400				306,000
Shares issued for compensation (Shares)	600,000
Shares issued for services	100	50,900				51,000
Shares issued for services (Shares)	100,000
Shares issued for cash	200	49,800				50,000
Shares issued for cash (Shares)	200,000
Convertible debenture converted to stock	4,363	1,086,539				1,090,902
Convertible debenture converted to stock (Shares)	4,363,611
Beneficial conversion feature issued on convertible debenture		472,377				472,377
Net loss				(2,734,079)		(2,734,079)
Ending Balance at Dec. 31, 2011	32,867	8,313,575		(10,474,470)	(8,114)	(2,136,142)
Ending Balance (Shares) at Dec. 31, 2011	32,867,028
Shares issued for compensation	900	188,100				189,000
Shares issued for compensation (Shares)	900,000
Shares issued in exchange for accts pay.	350	238,702	417			239,469
Shares issued in exchange for accts pay. (Shares)	350,000
Convertible debenture converted to stock	12,653	3,150,565				3,163,218
Convertible debenture converted to stock (Shares)	12,652,869
Shares issued in exchange for notes pay	851	211,777				212,628
Shares issued in exchange for notes pay (Shares)	850,509
Derivative instruments for purchase agreement		1,628,378	6,007		4,706	1,639,091
Net loss				(3,303,136)	8,114	(3,295,022)
Ending Balance at Dec. 31, 2012	$ 47,621	$ 13,731,097	$ 6,424	$ (13,777,606)	$ 4,706	$ 12,242
Ending Balance (Shares) at Dec. 31, 2012	47,620,406